Schedule of Maturities Bank Borrowings (Details)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 SGD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Debt Disclosure [Abstract]
Remainder of fiscal year	$ 241,539	$ 317,815
Year 1	53,829	70,828	$ 533,237	$ 710,983
Year 2			91,698	122,264
Year 3			7,711	10,282
Total bank borrowings repayments	295,368	388,643	632,646	843,529
Long-Term Debt, Current Maturities	241,539	317,815	533,237	710,983
Long-Term Debt, Excluding Current Maturities	53,829	70,828	99,409	132,546
Less: Imputed interest	(5,043)	(6,639)	(13,026)	(17,370)
Total	$ 290,323	$ 382,004	$ 619,620	$ 826,159	$ 2,338,296